[letterhead of Causeway Capital Management Trust]

January 30, 2015

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:	Causeway Capital Management Trust

Causeway International Value Fund

Causeway Global Value Fund

Causeway Emerging Markets Fund

Causeway International Opportunities Fund

Causeway Global Absolute Return Fund

Causeway International Small Cap Fund

File Nos. 333-67552; 811-10467

Post-Effective Amendment No. 36 Filing Pursuant to 497(j)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), I hereby certify on behalf of the Causeway International Value Fund, the Causeway Global Value Fund, the Causeway Emerging Markets Fund, the Causeway International Opportunities Fund, the Causeway Global Absolute Return Fund and the Causeway International Small Cap Fund that the Prospectus and Statement of Additional Information dated January 28, 2015 that would have been filed pursuant to Rule 497(c) of the 1933 Act does not differ from that filed as part of Post-Effective Amendment No. 36 filed electronically on January 28, 2015.

Please do not hesitate to contact me at (310) 231-6117 should you have any questions.

Sincerely,

/s/ Turner Swan
Turner Swan
President, Causeway Capital Management Trust